Taxation (Details Narrative)	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Assessable profits	$ 0		$ 0
Withholding tax rate	10.00%	10.00%
Educational Services [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Value added tax rate	3.00%	3.00%
Technical Services [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Value added tax rate	6.00%	6.00%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	16.50%	16.50%
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits		$ 2,000,000
HONG KONG | Assessable Profits [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	8.25%	8.25%
CHINA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	25.00%	25.00%